Net Loss Per Share - Calculation Of Earnings Per Share (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Class A Common Stockholders for basic loss per share	$ 1,792,000	$ 0	$ 1,792,000	$ 0
Net loss attributable to Class A Common Stockholders for diluted loss per share	$ 1,792,000	$ 0	$ 1,792,000	$ 0	$ 0	$ 0	$ 0
Weighted average shares for basic loss per share (in shares)	6,614,229	0	6,614,229	0
Weighted average shares for diluted loss per share (in shares)	6,614,229	0	6,614,229	0
Earnings (loss) per common unit, basic (in dollars per share)	$ (0.61)	$ 0	$ (0.61)	$ 0	$ 0	$ 0	$ 0
Earnings (loss) per common unit, diluted (in dollars per share)	$ (0.61)	$ 0	$ (0.61)	$ 0	$ 0	$ 0	$ 0
Common Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Class A Common Stockholders for basic loss per share			$ 1,791,768
Net loss attributable to Class A Common Stockholders for diluted loss per share			1,791,768
Undistributed net loss, dilutive			4,013,000
Undistributed net earnings, basic			4,013,000
Weighted average shares for basic loss per share (in shares)					0	0	0
Weighted average shares for diluted loss per share (in shares)					0	0	0
Earnings (loss) per common unit, basic (in dollars per share)					$ 0	$ 0	$ 0
Earnings (loss) per common unit, diluted (in dollars per share)					$ 0	$ 0	$ 0
Series A Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Series A Deemed Dividend			(2,089,000)
Series A Preferred Cumulative Dividends			$ (133,032)